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     MERRILL LYNCH LIFE INSURANCE               ML LIFE INSURANCE COMPANY OF
               COMPANY                                    NEW YORK

 MERRILL LYNCH LIFE VARIABLE ANNUITY          ML OF NEW YORK VARIABLE ANNUITY
          SEPARATE ACCOUNT A                         SEPARATE ACCOUNT A
   SUPPLEMENT DATED JANUARY 3, 2007           SUPPLEMENT DATED JANUARY 3, 2007
                TO THE                                     TO THE
            PROSPECTUS FOR                             PROSPECTUS FOR
     INVESTOR CHOICE ANNUITY(SM)                  INVESTOR CHOICE ANNUITY(SM)
          (INVESTOR SERIES)                          (INVESTOR SERIES)
         (DATED MAY 1, 2006)                        (DATED MAY 1, 2006)


This supplement restates the fees and expenses shown in your Prospectus for the Eaton Vance VT Floating-Rate Income Fund available under the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please note, however, that
Net Expenses for this Fund as shown in your current Prospectus have not changed. Please retain this supplement with your Prospectus for future reference.

Please delete the information in the Fee Table of your Prospectus relating to the Eaton Vance VT Floating-Rate Income Fund and replace it with the following:

                                             EATON VANCE
                                            VARIABLE TRUST
                                            EATON VANCE VT
                                            FLOATING-RATE
                                             INCOME FUND
                                           ---------------
ANNUAL EXPENSES
Investment Advisory Fees                        0.575%
12b-1 Fees                                      0.250%
Shareholder Servicing Fees                      0.250%
Other Expenses                                  0.195%
                                               -------
Total Annual Operating Expenses                 1.270%
Expense Reimbursements                             --
                                               -------
Net Expenses                                    1.270%(10)




(10) Shareholder Servicing Fees are paid pursuant to a shareholder servicing plan that allows the Fund to enter into shareholder servicing agreements with insurance companies, investment dealers, broker dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders including Contact owners or plan participants with interests in the Fund.

                                   *   *   *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

                                                                     101846-1206